LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

($ millions)	Terminals	Rail	Buildings	Land & Other	Total
Balance at January 1, 2021	213	221	121	96	651
Additions and adjustments	2	1	40	18	61
Disposals and other	—	(4)	—	(9)	(13)
Depreciation	(20)	(41)	(18)	(12)	(91)
Impairment	(27)	—	—	—	(27)
Balance at December 31, 2021	168	177	143	93	581
Additions and adjustments	26	—	1	(10)	17
Disposals and other	—	2	—	—	2
Depreciation	(18)	(37)	(17)	(10)	(82)
Balance at December 31, 2022	176	142	127	73	518

Disclosure of maturity analysis of finance lease payments receivable

As at December 31	2022		2021
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	213	40	146	31
One to two years	193	42	140	31
Two to three years	170	32	121	31
Three to four years	168	32	109	32
Four to five years	162	31	108	31
More than five years	834	294	725	319
Total undiscounted lease receipts	1,740	471	1,349	475
Unearned finance income on lease receipts		(256)		(270)
Discounted unguaranteed residual value		16		15
Finance lease receivable		231		220
Less current portion(1)		(12)		(9)
Total non-current		219		211
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.

Disclosure of maturity analysis of operating lease payments

As at December 31	2022		2021
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	213	40	146	31
One to two years	193	42	140	31
Two to three years	170	32	121	31
Three to four years	168	32	109	32
Four to five years	162	31	108	31
More than five years	834	294	725	319
Total undiscounted lease receipts	1,740	471	1,349	475
Unearned finance income on lease receipts		(256)		(270)
Discounted unguaranteed residual value		16		15
Finance lease receivable		231		220
Less current portion(1)		(12)		(9)
Total non-current		219		211
(1)    Included in trade receivables and other on the Consolidated Statement of Financial Position.